Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [Abstract]
Revenue	$ 31,840,588	$ 79,874,727	$ 54,040,948
Cost of sales	(26,384,219)	(78,410,244)	(53,193,237)
Gross profit	5,456,369	1,464,483	847,711
Other income	71,408	16,636	34,793
Other losses, net	(342,954)	(98,650)	(17,325)
Distribution and selling expenses	(58,981)	(721,388)	(1,353,843)
Administrative expenses	(2,076,876)	(56,043,741)	(6,858,210)
Profit /(loss) from operations	3,048,966	(55,382,660)	(7,346,874)
Finance costs	(5,187)
Profit /(loss) before tax	3,043,779	(55,382,660)	(7,346,874)
Income tax expense		(621)	(5,495)
Profit/(loss) before discontinued operations	3,043,779	(55,383,281)	(7,352,369)
Discontinued operations:
Discontinued operations loss		(8,915,414)	(29,863,114)
Loss on disposal of discontinued operations		(9,193,736)
Profit/(loss) for the year	3,043,779	(73,492,431)	(37,215,483)
Other comprehensive loss
- currency translation differences	(214,977)	(402,573)	1,438,756
Total comprehensive income/(loss) for the year	$ 2,828,802	$ (73,895,004)	$ (35,776,727)
Profit/(loss) per share of common stock attributable to the Company
- Basic (in Dollars per share)	$ 0.5	$ (43.7)	$ (82.3)
- Diluted (in Dollars per share)	$ 0.48	$ (43.7)	$ (82.3)
Weighted average shares outstanding:
- Basic (in Shares)	6,063,237	1,681,547	452,345
- Diluted (in Shares)	6,366,237	1,681,547	452,345